SCHEDULE OF AUDITOR’S REMUNERATION (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total remuneration in respect of audit services		$ 320,569	$ 291,882	$ 305,833
Price Water House Coopers [member]
IfrsStatementLineItems [Line Items]
Audit	[1]		20,000	72,500
Audit related fees	[2]
All other fees	[3]
Grant Thornton Audit Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Audit	[1]	320,569	241,882	168,333
Audit related fees	[2]
All other fees	[3]		30,000	65,000
Audit of the Financial Reports of subsidiaries

[1]	Audit fees consist of services that would normally be provided in connection with statutory, half year review, and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.
[2]	Audit related fees consist of fees billed for assurance and related services that generally only the statutory auditor could reason- ably provide to a client.
[3]	All other fees consist of fees billed for financial and information technology due diligence services in respect of the Company’s acquisition of the business and assets associated with the EasyDNA brand that completed on August 13th, 2021.